Investment Securities (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Schedule of Investments [Line Items]
Net unsettled investment purchases	$ 549	$ 430
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Credit Losses on Debt Securities Held	1,100
Federal National Mortgage Association Certificates and Obligations (FNMA)
Schedule of Investments [Line Items]
Amortized cost of debt securities of a single issuer that exceeeds 10 percent of shareholders equity	40,500
Fair value of debt securities of a single issuer that exceeeds 10 percent of shareholders equity	41,100
Federal Home Loan Mortgage Corp (FHLMC)
Schedule of Investments [Line Items]
Amortized cost of debt securities of a single issuer that exceeeds 10 percent of shareholders equity	7,700
Fair value of debt securities of a single issuer that exceeeds 10 percent of shareholders equity	$ 7,700